UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number:  811-05398

              AllianceBernstein Variable Products Series Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant?s telephone number, including area code:  (800) 221-5672

                    Date of fiscal year end: December 31, 2003

                    Date of reporting period:  June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.




                                ALLIANCEBERNSTEIN
                             -----------------------
                                VARIABLE PRODUCTS
                             -----------------------
                                   SERIES FUND
                             -----------------------
                                ALLIANCEBERNSTEIN
                             -----------------------
                                QUASAR PORTFOLIO
                             -----------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2003

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

QUASAR PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

----------------------------------------------------------------------------------------
   COMPANY                                        U.S. $ VALUE     PERCENT OF NET ASSETS
----------------------------------------------------------------------------------------
   Stericycle, Inc.                                $ 1,323,712              1.6%
----------------------------------------------------------------------------------------
   Resources Connection, Inc.                        1,224,018              1.5
----------------------------------------------------------------------------------------
   ATMI, Inc.                                        1,191,069              1.5
----------------------------------------------------------------------------------------
   Martek Biosciences Corp.                          1,172,262              1.4
----------------------------------------------------------------------------------------
   Getty Images, Inc.                                1,168,790              1.4
----------------------------------------------------------------------------------------
   Integrated Circuit Systems, Inc.                  1,125,194              1.4
----------------------------------------------------------------------------------------
   Integra LifeSciences Holdings Corp.               1,100,046              1.3
----------------------------------------------------------------------------------------
   Mid Atlantic Medical Services, Inc.               1,082,610              1.3
----------------------------------------------------------------------------------------
   Imation Corp.                                     1,058,960              1.3
----------------------------------------------------------------------------------------
   Avocent Corp.                                     1,053,536              1.3
                                                  ------------             ----
----------------------------------------------------------------------------------------
                                                   $11,500,197             14.0%
----------------------------------------------------------------------------------------

QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

Company                                              Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-96.7%
TECHNOLOGY-23.9%
COMPUTER HARDWARE/
   STORAGE-2.3%
Avocent Corp. (a) ..........................         35,200       $ 1,053,536
McDATA Corp. Cl.A (a) ......................         55,900           820,053
                                                                  -----------
                                                                    1,873,589
                                                                  -----------

COMPUTER
   PERIPHERALS-1.9%
Imation Corp. ..............................         28,000         1,058,960
Pericom Semiconductor
   Corp. (a) ...............................         57,000           530,100
                                                                  -----------
                                                                    1,589,060
                                                                  -----------

COMPUTER SERVICES-2.5%
Alliance Data Systems
   Corp. (a) ...............................         40,600           950,040
Anteon International
   Corp. (a) ...............................         20,600           574,946
Cognizant Technology Solutions
   Corp. (a) ...............................         20,700           504,252
                                                                  -----------
                                                                    2,029,238
                                                                  -----------

SEMI-CONDUCTOR CAPITAL
   EQUIPMENT-2.3%
Cymer, Inc. (a) ............................         16,600           523,896
FormFactor, Inc. (a) .......................          6,600           116,820
MKS Instruments, Inc. (a) ..................         28,000           505,960
Varian Semiconductor
   Equipment Associates,
   Inc. (a) ................................         23,800           708,288
                                                                  -----------
                                                                    1,854,964
                                                                  -----------

SEMI-CONDUCTOR
   COMPONENTS-3.4%
ATMI, Inc. (a) .............................         47,700         1,191,069
Integrated Circuit Systems,
   Inc. (a) ................................         35,800         1,125,194
OmniVision Technologies,
   Inc. (a) ................................         15,600           486,720
                                                                  -----------
                                                                    2,802,983
                                                                  -----------

SOFTWARE-7.6%
Cognos, Inc. (Canada) (a) ..................         34,400           928,800
Documentum, Inc. (a) .......................         45,400           893,018
Hyperion Solutions Corp. (a) ...............         26,000           877,760
Informatica Corp. (a) ......................         80,300           554,873
Macrovision Corp. (a) ......................         42,500           846,600
NetScreen Technologies,
   Inc. (a) ................................         27,000           608,850
Quest Software, Inc. (a) ...................         59,100           703,290
SERENA Software, Inc. (a) ..................         40,400           843,552
                                                                  -----------
                                                                    6,256,743
                                                                  -----------

MISCELLANEOUS-3.9%
02Micro International,
   Ltd. (a) ................................         49,800           802,278
Amphenol Corp. Cl.A (a) ....................         21,200           992,584
Exar Corp. (a) .............................         54,900           869,067
Power-One, Inc. (a) ........................         74,600           533,390
                                                                  -----------
                                                                    3,197,319
                                                                  -----------
                                                                   19,603,896
                                                                  -----------

HEALTH CARE-19.4%
BIOTECHNOLOGY-3.7%
Abgenix, Inc. (a) ..........................         35,200           369,248
MGI Pharma, Inc. (a) .......................         23,100           592,053
Protein Design Labs, Inc. (a) ..............         20,700           289,386
Telik, Inc. (a) ............................         35,100           564,057
The Medicines Co. (a) ......................         24,900           490,281
Trimeris, Inc. (a) .........................         15,100           689,768
                                                                  -----------
                                                                    2,994,793
                                                                  -----------

DRUGS-4.7%
Axcan Pharma, Inc.
   (Canada) (a) ............................         68,300           857,165
Connetics Corp. (a) ........................          4,900            73,353
Martek Biosciences Corp. (a) ...............         27,300         1,172,262
Neurocrine Biosciences,
   Inc. (a) ................................         13,000           649,220
Onyx Pharmaceuticals,
   Inc. (a) ................................         23,700           292,221
Pharmaceutical Resources,
   Inc. (a) ................................         17,300           841,818
                                                                  -----------
                                                                    3,886,039
                                                                  -----------

MEDICAL PRODUCTS-5.9%
Advanced Neuromodulation
   Systems, Inc. (a) .......................         12,900           667,833
Conceptus, Inc. (a) ........................         42,200           592,910
Gen-Probe, Inc. (a) ........................         13,500           551,745
Integra LifeSciences
   Holdings Corp. (a) ......................         41,700         1,100,046
OraSure Technologies,
   Inc. (a) ................................         78,100           582,626
VISX, Inc. (a) .............................         38,900           674,915
Wright Medical Group,
   Inc. (a) ................................         37,300           708,700
                                                                  -----------
                                                                    4,878,775
                                                                  -----------

MEDICAL SERVICES-5.1%
Covance, Inc. (a) ..........................         18,700           338,470
Mid Atlantic Medical
   Services, Inc. (a) ......................         20,700         1,082,610
PacifiCare Health Systems,
   Inc. (a) ................................         13,600           670,888
Pharmaceutical Product
   Development, Inc. (a) ...................         25,300           726,869
Stericycle, Inc. (a) .......................         34,400         1,323,712
                                                                  -----------
                                                                    4,142,549
                                                                  -----------
                                                                   15,902,156
                                                                  -----------

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Company                                              Shares      U.S. $ Value
--------------------------------------------------------------------------------

CONSUMER
   SERVICES-19.2%
ADVERTISING-1.4%
Getty Images, Inc. (a) .....................         28,300       $ 1,168,790
                                                                  -----------

BROADCASTING &
   CABLE-2.8%
Cumulus Media, Inc.
   Cl.A (a) ................................         44,682           845,830
Entravision Communications
   Corp. Cl.A (a) ..........................         63,800           724,130
TiVo, Inc. (a) .............................          2,400            29,232
ValueVision Media, Inc.
   Cl.A (a) ................................         53,900           734,657
                                                                  -----------
                                                                    2,333,849
                                                                  -----------
ENTERTAINMENT &
   LEISURE-1.1%
Guitar Center, Inc. (a) ....................         30,100           872,900
                                                                  -----------

GAMING-1.2%
Station Casinos, Inc. (a) ..................         37,300           941,825
                                                                  -----------

RETAIL -GENERAL
   MERCHANDISE-2.1%
Cost Plus, Inc. (a) ........................         27,000           962,820
Dick's Sporting Goods,
   Inc. (a) ................................          3,500           128,380
The Bombay Co., Inc. (a) ...................          5,100            54,213
Ultimate Electronics, Inc. (a) .............         43,000           551,260
                                                                  -----------
                                                                    1,696,673
                                                                  -----------

TOYS-0.7%
Marvel Enterprises, Inc. (a) ...............         30,200           576,820
                                                                  -----------

MISCELLANEOUS-9.9%
Bright Horizons Family
   Solutions, Inc. (a) .....................         18,700           627,572
Career Education Corp. (a) .................         11,400           779,988
Dycom Industries, Inc. (a) .................         51,100           832,930
Insight Enterprises, Inc. (a) ..............         66,400           667,984
Iron Mountain, Inc. (a) ....................         23,350           866,052
MSC Industrial Direct Co., Inc.
   Cl.A (a) ................................         48,500           868,150
Resources Connection, Inc. (a) .............         51,300         1,224,018
ScanSource, Inc. (a) .......................         24,640           659,120
Strayer Education, Inc. ....................         11,400           905,730
The Corporate Executive
   Board Co. (a) ...........................         14,500           587,685
Wireless Facilities, Inc. (a) ..............         11,400           135,660
                                                                  -----------
                                                                    8,154,889
                                                                  -----------
                                                                   15,745,746
                                                                  -----------
FINANCE-12.5%
   BANKING-MONEY
   CENTER-2.5%
Boston Private Financial
   Holdings, Inc. ..........................         21,200           446,896
UCBH Holdings, Inc. ........................         27,000           774,360
Wintrust Financial Corp. ...................         27,000           799,200
                                                                  -----------
                                                                    2,020,456
                                                                  -----------

BANKING-REGIONAL-3.5%
American Capital Strategies,
   Ltd. ....................................         24,300           606,042
BankUnited Financial Corp.
   Cl.A (a) ................................         25,900           521,885
R&G Financial Corp. Cl.B ...................         28,000           831,600
Westamerica Bancorp. .......................         20,600           887,448
                                                                  -----------
                                                                    2,846,975
                                                                  -----------

BROKERAGE & MONEY
   MANAGEMENT-3.0%
Affiliated Managers Group,
   Inc. (a) ................................         14,200           865,490
BlackRock, Inc. (a) ........................         14,500           653,080
Southwest Bancorporation
   of Texas, Inc. (a) ......................         29,000           942,790
                                                                  -----------
                                                                    2,461,360
                                                                  -----------

INSURANCE-2.4%
RenaissanceRe Holdings,
   Ltd. (Bermuda) ..........................         10,100           459,752
StanCorp Financial Group,
   Inc. ....................................         15,600           814,632
Triad Guaranty, Inc. (a) ...................         19,400           736,230
                                                                  -----------
                                                                    2,010,614
                                                                  -----------

MISCELLANEOUS-1.1%
Investors Financial Services
   Corp. ...................................         32,200           934,122
                                                                  -----------
                                                                   10,273,527
                                                                  -----------

CAPITAL GOODS-9.1%
ELECTRICAL
   EQUIPMENT-3.2%
EDO Corp. ..................................         50,500           893,850
Engineered Support Systems,
   Inc. ....................................         21,250           889,312
United Defense Industries,
   Inc. (a) ................................         31,400           814,516
                                                                  -----------
                                                                    2,597,678
                                                                  -----------

MACHINERY-3.2%
Actuant Corp. Cl.A (a) .....................         15,600           738,192
Navistar International
   Corp. (a) ...............................         27,000           881,010
Oshkosh Truck Corp. ........................          8,400           498,288
Regal- Beloit Corp. ........................         27,000           515,700
                                                                  -----------
                                                                    2,633,190
                                                                  -----------

POLLUTION
   CONTROL-0.8%
Waste Connections,
   Inc. (a) ................................         19,700           690,485
                                                                  -----------

MISCELLANEOUS-1.9%
IDEX Corp. .................................         27,000           978,480
Simpson Manufacturing Co.,
   Inc. (a) ................................         15,600           570,960
                                                                  -----------
                                                                    1,549,440
                                                                  -----------
                                                                    7,470,793
                                                                  -----------

QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

Company                                              Shares      U.S. $ Value
--------------------------------------------------------------------------------

ENERGY-5.1%
DOMESTIC
   PRODUCERS-0.8%
Frontier Oil Corp. .........................         46,300       $   703,760
                                                                  -----------

OIL SERVICE-2.8%
FMC Technologies, Inc. (a) .................         27,000           568,350
W-H Energy Services,
   Inc. (a) ................................         45,100           878,548
Westport Resources Corp. (a) ...............         37,300           848,575
                                                                  -----------
                                                                    2,295,473
                                                                  -----------

PIPELINES-1.0%
Hydril Co. (a) .............................         29,000           790,250
                                                                  -----------

MISCELLANEOUS-0.5%
Evergreen Resources,
   Inc. (a) ................................          7,400           401,894
                                                                  -----------
                                                                    4,191,377
                                                                  -----------

BASIC INDUSTRY-2.5%
CHEMICALS-0.9%
Georgia Gulf Corp. .........................         36,300           718,740
                                                                  -----------

PAPER & FOREST
   PRODUCTS-0.9%
Pactiv Corp. (a) ...........................         39,300           774,603
                                                                  -----------

MISCELLANEOUS-0.7%
Philadelphia Suburban Corp. ................         23,800           580,244
                                                                  -----------
                                                                    2,073,587
                                                                  -----------

TRANSPORTATION-2.5%
AIR FREIGHT-0.9%
UTI Worldwide, Inc.
   (U.S. Virgin Islands) ...................         23,800           742,322
                                                                  -----------

                                                   Shares or
                                                   Principal
                                                     Amount
Company                                              (000)       U.S. $ Value
--------------------------------------------------------------------------------
SHIPPING-1.6%
ArvinMeritor, Inc. .........................         21,800       $   439,924
Kirby Corp. (a) ............................         31,600           891,120
                                                                  -----------
                                                                    1,331,044
                                                                  -----------
                                                                    2,073,366
                                                                  -----------
CONSUMER STAPLES-1.3%
FOOD-0.5%
United Natural Foods,
   Inc. (a) ................................         15,800           444,612
                                                                  -----------

RETAIL-FOOD & DRUG-0.8%
PETCO Animal Supplies,
   Inc. (a) ................................         28,900           628,286
                                                                  -----------
                                                                    1,072,898
                                                                  -----------

CONSUMER
   MANUFACTURING-1.2%
BUILDING & RELATED-1.2%
Hughes Supply, Inc. ........................         27,000           936,900
                                                                  -----------

Total Common Stocks
   (cost $64,696,296) ......................                       79,344,246
                                                                  -----------

SHORT-TERM
   INVESTMENT-3.0%
TIME DEPOSIT-3.0%
State Street Euro Dollar
   0.50%, 7/01/03
   (cost $2,497,000) .......................    $     2,497         2,497,000
                                                                  -----------

TOTAL
   INVESTMENTS-99.7%
   (cost $67,193,296) ......................                       81,841,246
Other assets less
   liabilities*-0.3% .......................                          248,364
                                                                  -----------
NET ASSETS-100% ............................                      $82,089,610
                                                                  ===========

*     SECURITY LENDING INFORMATION

Includes cash collateral of $4,048,800 for securities on loan as of June 30, 2003 (see Note F). The lending agent invested the cash collateral in a short-term investment as follows:

                                                                                                    Percent
                                           Current                                U.S $             of Net
                                            Yield             Shares              Value             Assets
                                      ================   ================   ================   ================
UBS Private Money Market Fund LLC            1.15%           4,048,800         $4,048,800             4.9%

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $67,193,296) ..........   $  81,841,246(a)
   Cash ............................................................             380
   Collateral held for securities loaned ...........................       4,048,800
   Receivable for investment securities sold .......................         729,059
   Dividends and interest receivable ...............................           9,638
                                                                       -------------
   Total assets ....................................................      86,629,123
                                                                       -------------

LIABILITIES
   Payable for collateral received on securities loaned ............       4,048,800
   Payable for investment securities purchased .....................         297,635
   Advisory fee payable ............................................          47,795
   Distribution fee payable ........................................           2,680
   Accrued expenses ................................................         142,603
                                                                       -------------
   Total liabilities ...............................................       4,539,513
                                                                       -------------
NET ASSETS .........................................................   $  82,089,610
                                                                       =============

COMPOSITION OF NET ASSETS
   Capital stock, at par ...........................................   $      10,259
   Additional paid-in capital ......................................     159,772,693
   Accumulated net investment loss .................................        (407,463)
   Accumulated net realized loss on investment transactions ........     (91,933,829)
   Net unrealized appreciation of investments ......................      14,647,950
                                                                       -------------
                                                                       $  82,089,610
                                                                       =============

Class A Shares
   Net assets ......................................................   $  72,327,447
                                                                       =============
   Shares of capital stock outstanding .............................       9,030,635
                                                                       =============
   Net asset value per share .......................................   $        8.01
                                                                       =============
Class B Shares
   Net assets ......................................................   $   9,762,163
                                                                       =============
   Shares of capital stock outstanding .............................       1,228,130
                                                                       =============
   Net asset value per share .......................................   $        7.95
                                                                       =============

--------------------------------------------------------------------------------

(a)   Includes securities on loan with a value of $3,800,910 (see Note F).

      See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2003 (unaudited)

                                 AllianceBernstein Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $683) ...............   $     129,995
   Interest ........................................................          14,442
                                                                       -------------
   Total investment income .........................................         144,437
                                                                       -------------
EXPENSES
   Advisory fee ....................................................         420,429
   Distribution fee--Class B .......................................           7,407
   Custodian .......................................................          54,194
   Administrative ..................................................          37,500
   Audit and legal .................................................          20,673
   Printing ........................................................          10,619
   Transfer agency .................................................             474
   Directors' fees and expenses ....................................             408
   Miscellaneous ...................................................             196
                                                                       -------------
   Total expenses ..................................................         551,900
                                                                       -------------
   Net investment loss .............................................        (407,463)
                                                                       -------------

REALIZED AND UNREALIZED GAIN ON
INVESTMENT TRANSACTIONS
   Net realized gain on investment transactions ....................         665,409
   Net change in unrealized appreciation/depreciation of investments      12,997,705
                                                                       -------------
   Net gain on investment transactions .............................      13,663,114
                                                                       -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................   $  13,255,651
                                                                       =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                 AllianceBernstein Variable Products Series Fund
================================================================================

                                                                       Six Months Ended    Year Ended
                                                                         June 30, 2003    December 31,
                                                                          (unaudited)         2002
                                                                       ================  ===============

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss .............................................     $    (407,463)   $  (1,219,147)
   Net realized gain (loss) on investment transactions .............           665,409      (48,163,544)
   Net change in unrealized appreciation/depreciation of investments        12,997,705       (8,902,913)
                                                                         -------------    -------------
   Net increase (decrease) in net assets from operations ...........        13,255,651      (58,285,604)
CAPITAL STOCK TRANSACTIONS
   Net decrease ....................................................       (22,360,397)     (41,578,495)
                                                                         -------------    -------------
   Total decrease ..................................................        (9,104,746)     (99,864,099)
NET ASSETS
   Beginning of period .............................................        91,194,356      191,058,455
                                                                         -------------    -------------
   End of period ...................................................     $  82,089,610    $  91,194,356
                                                                         =============    =============

-------------------------------------------------------------------------------

See Notes to Financial Statements.

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)        AllianceBernstein Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The AllianceBernstein Quasar Portfolio (the "Portfolio"), formerly Alliance Quasar Portfolio is a series of AllianceBernstein Variable Products Series Fund, Inc. (the "Fund") formerly Alliance Variable Products Series Fund, Inc. The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers twenty separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

Net realized gain and loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annual rate of 1% of the Portfolio's average daily net assets. Such fee is accrued daily and paid monthly.

Prior to May 1, 2002, the Adviser agreed to waive its fee and reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements were accrued daily and paid monthly.

Pursuant to the advisory agreement, the Portfolio paid $37,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2003.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2003 amounted to $222,957, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2003.

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the "Plan") for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50 of 1% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limits payments under the Plan to .25 of 1% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's Class B shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2003, were as follows:


                                                   Purchases          Sales
                                                  ===========      ===========

Investment securities ....................        $49,451,897      $73,133,388
U.S. government securities ...............                 -0-              -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ..........................           $ 15,239,063
Gross unrealized depreciation ..........................               (591,113)
                                                                   ------------
Net unrealized appreciation ............................           $ 14,647,950
                                                                   ============

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value at least equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

                                 AllianceBernstein Variable Products Series Fund
================================================================================

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

NOTE E: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2003 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 were as follows:

                                                            2002          2001
                                                        ==========    ==========
Distributions paid from:
   Ordinary income .................................    $       -0-   $6,919,565
                                                        ----------    ----------
Total taxable distributions ........................            -0-    6,919,565
   Tax return of capital ...........................            -0-      121,998
                                                        ----------    ----------
Total distributions paid ...........................    $       -0-   $7,041,563
                                                        ==========    ==========

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ...................        $(86,581,710)(a)
Unrealized appreciation/(depreciation) .................          (4,367,283)(b)
                                                                ------------
Total accumulated earnings/(deficit) ...................        $(90,948,993)
                                                                ============

(a) On December 31, 2002, the Portfolio had a net capital loss carryforward of $80,595,633 of which $360,350 will expire in the year 2008, $34,912,045 will expire in the year 2009 and $45,323,238 will expire in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's prior year merger with Brinson Series Trust Small Cap Growth Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2002, the Portfolio deferred to January 1, 2003, post October capital losses of $5,986,077.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"), formerly UBS/PaineWebber, Inc. Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss in the value of the securities

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                      AllianceBernstein Variable Products Series Fund
================================================================================

loaned that may occur during the term of the loan will be reflected in the accounts of the Portfolio. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. The Lending Agent will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2003, the Portfolio had loaned securities with a value of $3,800,910 and received cash collateral of $4,048,800, which was invested in a money market fund as included in the footnotes to the accompanying portfolio of investments. For the six months ended June 30, 2003, the Portfolio earned fee income of $7,115 which is included in interest income in the accompanying statement of operations.

NOTE G: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                      ------------------------------------    ------------------------------------
                                      SHARES                                 AMOUNT
                      ------------------------------------    ------------------------------------
                      Six Months Ended       Year Ended       Six Months Ended       Year Ended
                       June 30, 2003        December 31,       June 30, 2003        December 31,
                        (unaudited)             2002            (unaudited)              2002
                      ================    ================    ================    ================
Class A
Shares sold .......            524,764           2,128,930    $      3,816,653    $     18,869,188
Shares redeemed ...         (4,108,569)         (7,915,310)        (29,776,357)        (61,264,928)
                      ----------------    ----------------    ----------------    ----------------
Net decrease ......         (3,583,805)         (5,786,380)   $    (25,959,704)   $    (42,395,740)
                      ================    ================    ================    ================
Class B
Shares sold .......            729,518             511,079    $      5,299,548    $      4,259,241
Shares redeemed ...           (253,382)           (444,309)         (1,700,241)         (3,441,996)
                      ----------------    ----------------    ----------------    ----------------
Net increase ......            476,136              66,770    $      3,599,307    $        817,245
                      ================    ================    ================    ================

NOTE H: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2003.

QUASAR PORTFOLIO
FINANCIAL HIGHLIGHTS             AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                         ---------------------------------------------------------------------------------------
                                                                                   CLASS A
                                         ---------------------------------------------------------------------------------------
                                           Six Months
                                              Ended                            Year Ended December 31,
                                          June 30, 2003        =================================================================
                                          (unaudited)            2002          2001          2000          1999           1998
                                         ==============        ========      ========      ========      ========       ========
Net asset value, beginning of period ..  $         6.83        $  10.01      $  11.84      $  13.00      $  11.14       $  12.61
                                         --------------        --------      --------      --------      --------       --------
Income From Investment Operations
Net investment income (loss) (a) ......            (.03)           (.07)(b)      (.07)(b)      (.06)(b)       .08(b)         .07(b)
Net realized and unrealized gain (loss)
   on investment transactions .........            1.21           (3.11)        (1.41)         (.71)         1.82           (.49)
                                         --------------        --------      --------      --------      --------       --------
Net increase (decrease) in net asset
   value from operations ..............            1.18           (3.18)        (1.48)         (.77)         1.90           (.42)
                                         --------------        --------      --------      --------      --------       --------
Less: Dividends and Distributions
Dividends from net investment
   income .............................              -0-             -0-           -0-         (.05)         (.04)          (.01)
Distributions from net realized gain
   on investment transactions .........              -0-             -0-         (.26)         (.34)           -0-         (1.04)
Distributions in excess of net realized
   gain on investment transactions ....              -0-             -0-         (.09)           -0-           -0-            -0-
                                         --------------        --------      --------      --------      --------       --------
Total dividends and distributions .....              -0-             -0-         (.35)         (.39)         (.04)         (1.05)
                                         --------------        --------      --------      --------      --------       --------
Net asset value, end of period ........  $         8.01        $   6.83      $  10.01      $  11.84      $  13.00       $  11.14
                                         ==============        ========      ========      ========      ========       ========
Total Return
Total investment return based on
   net asset value (c) ................           17.28%         (31.77)%      (12.75)%      (6.09)%       17.08%          (4.49)%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ....................  $       72,328        $ 86,093      $184,223      $232,239      $169,611       $ 90,870
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements ...................            1.29%(d)        1.11%          .95%          .95%          .95%           .95%
   Expenses, before waivers and
     reimbursements ...................            1.29%(d)        1.25%         1.16%         1.14%         1.19%          1.30%
   Net investment income (loss) .......            (.95)%(d)       (.86)%(b)     (.70)%(b)     (.46)%(b)      .72%(b)        .55%(b)
Portfolio turnover rate ...............              59%            111%          113%          178%          110%           107%

--------------------------------------------------------------------------------
See footnote summary on page 14.

QUASAR PORTFOLIO
FINANCIAL HIGHLIGHTS (continued) AllianceBernstein Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 -----------------------------------------------------------
                                                                                           CLASS B
                                                                 -----------------------------------------------------------
                                                                  Six Months                                     August 10,
                                                                     Ended         Year Ended December 31,      2000(e) to
                                                                 June 30, 2003    ==========================    December 31,
                                                                  (unaudited)        2002           2001           2000
                                                                 =============    ===========    ===========    ============
Net asset value, beginning of period ..........................    $    6.78       $    9.98      $   11.82      $   13.00
                                                                   ---------       ---------      ---------      ---------
Income From Investment Operations
Net investment loss ...........................................         (.04)           (.09)(b)       (.09)(b)       (.03)(b)
Net realized and unrealized gain (loss) on investment
   transactions ...............................................         1.21           (3.11)         (1.40)         (1.15)
                                                                   ---------       ---------      ---------      ---------
Net increase (decrease) in net asset
   value from operations ......................................         1.17           (3.20)         (1.49)         (1.18)
                                                                   ---------       ---------      ---------      ---------
Less: Distributions
Distributions from net realized gain on investment
   transactions ...............................................           -0-             -0-          (.26)            -0-
Distributions in excess of net realized gain on
   investment transactions ....................................           -0-             -0-          (.09)            -0-
                                                                   ---------       ---------      ---------      ---------
Total distributions ...........................................           -0-             -0-          (.35)            -0-
                                                                   ---------       ---------      ---------      ---------
Net asset value, end of period ................................    $    7.95       $    6.78      $    9.98      $   11.82
                                                                   =========       =========      =========      =========
Total Return
Total investment return based on net asset value (c) ..........        17.26%         (32.06)%       (12.86)%        (8.16)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted) .....................    $   9,762       $   5,101      $   6,835      $     435
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ................         1.56%(d)        1.37%          1.20%          1.20%(d)
   Expenses, before waivers and reimbursements ................         1.56%(d)        1.51%          1.43%          1.41%(d)
   Net investment loss ........................................        (1.21)%(d)      (1.10)%(b)      (.98)%(b)      (.69)%(b)(d)
Portfolio turnover rate .......................................           59%            111%           113%           178%

--------------------------------------------------------------------------------

(a)   Based on average shares outstanding.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

(e)   Commencement of distribution.

QUASAR PORTFOLIO                 AllianceBernstein Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Lewis A. Sanders, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward D. Baker III, Vice President
Thomas J. Bardong, Vice President
Matthew D.W. Bloom, Vice President
Russell Brody, Vice President
Frank V. Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Marilyn G. Fedak, Vice President
Thomas Kamp, Vice President
Sean Kelleher, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Ranji H. Nagaswami, Vice President
Daniel Nordby, Vice President
Jimmy K. Pang, Vice President
Raymond J. Papera, Vice President
Joseph G. Paul, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Michael J. Reilly, Vice President
Paul C. Rissman, Vice President
Ivan Rudolph-Shabinsky, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT

         10 (b) (1)    Certification of Principal Executive Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)    Certification of Principal Financial Officer Pursuant
                       to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:       /s/John D. Carifa
          -------------------------------
          John D. Carifa
          President

Date:  August 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ----------------------------------
         John D. Carifa
         President

Date:  August 22, 2003

By:      /s/Mark D. Gersten
         ----------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  August 22, 2003